Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Disclosure [Line Items]
Rent expense	$ 1.5	$ 1.7	$ 1.6
Minimum
Commitments And Contingencies Disclosure [Line Items]
Term of warranties on certain product sales	12 months
Maximum
Commitments And Contingencies Disclosure [Line Items]
Term of warranties on certain product sales	24 months